Earnings per share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings per share
Schedule of earnings per share

2017
	Note	Before tax B1.1	Tax B4	Non- controlling interests	Net of tax and non-controlling interests	Basic earnings per share	Diluted earnings per share

		£m	£m	£m	£m	Pence	Pence
Based on operating profit based on longer-term investment returns		4,699	(971)	(1)	3,727	145.2p	145.1p
Short-term fluctuations in investment returns on shareholder-backed business	B1.2	(1,563)	572	—	(991)	(38.6)p	(38.6)p
Amortisation of acquisition accounting adjustments		(63)	20	—	(43)	(1.7)p	(1.7)p
Cumulative exchange gain on the sold Korea life business recycled from other comprehensive income	D1	61	—	—	61	2.4p	2.4p
Profit attaching to disposal of businesses	D1	162	(82)	—	80	3.1p	3.1p
Impact of US Tax Reform	B4	—	(445)	—	(445)	(17.3)p	(17.3)p

Based on profit for the year		3,296	(906)	(1)	2,389	93.1p	93.0p

2016
	Note	Before tax B1.1	Tax B4	Non- controlling interests	Net of tax and non- controlling interests	Basic earnings per share	Diluted earnings per share

		£m	£m	£m	£m	Pence	Pence
Based on operating profit based on longer-term investment returns		4,256	(894)	—	3,362	131.3p	131.2p
Short-term fluctuations in investment returns on shareholder-backed business	B1.2	(1,678)	519	—	(1,159)	(45.3)p	(45.2)p
Loss attaching to held for sale Korea life business	D1	(227)	(4)	—	(231)	(9.0)p	(9.0)p
Amortisation of acquisition accounting adjustments		(76)	25	—	(51)	(2.0)p	(2.0)p

Based on profit for the year		2,275	(354)	—	1,921	75.0p	75.0p

2015
	Note	Before tax B1.1	Tax B4	Non- controlling interests	Net of tax and non- controlling interests	Basic earnings per share	Diluted earnings per share

		£m	£m		£m	Pence	Pence
Based on operating profit based on longer-term investment returns		3,969	(786)	—	3,183	124.6p	124.5p
Short-term fluctuations in investment returns on shareholder-backed business	B1.2	(755)	206	—	(549)	(21.5)p	(21.5)p
Profit attaching to held for sale Korea life business	D1	56	(14)	—	42	1.7p	1.7p
Cumulative exchange loss on the sold Japan life business recycled from other comprehensive income		(46)	—	—	(46)	(1.8)p	(1.8)p
Amortisation of acquisition accounting adjustments		(76)	25	—	(51)	(2.0)p	(2.0)p

Based on profit for the year		3,148	(569)	—	2,579	101.0p	100.9p

Summary of weighted average number of shares for calculating earnings per share

Weighted average number of shares for calculation of:	2017 millions	2016 millions	2015 millions

Basic earnings per share	2,567	2,560	2,553
Shares under option at end of year	6	7	9
Number of shares that would have been issued at fair value on assumed option price	(5)	(5)	(6)

Diluted earnings per share	2,568	2,562	2,556